Supplemental information - Foreign exchange (Details)	12 Months Ended
Dec. 31, 2023 CAD ($) $ / shares $ / country
Collar
Disclosure Of Supplemental Information [Line Items]
Derivative interest maturity period	Jan 2024 - Dec 2024
Monthly Bought Put Amount	$ 4,000,000
Currency Bought	USD
Weighted Average Bought Put Price | $ / country	1.3600
Monthly Sold Call Amount	$ 4,000,000
Currency Sold	USD
Weighted Average Sold Call Price | $ / country	1.3963
Monthly Sold Swap Amount	$ 0
Weighted Average Sold Swap Price | $ / shares	0
Forward
Disclosure Of Supplemental Information [Line Items]
Derivative interest maturity period	Jan 2024 - Dec 2024
Monthly Bought Put Amount	$ 0
Weighted Average Bought Put Price | $ / country	0
Monthly Sold Call Amount	$ 0
Weighted Average Sold Call Price | $ / country	0
Monthly Sold Swap Amount	$ 4,000,000
Currency Swap	USD
Weighted Average Sold Swap Price | $ / shares	1.3531